Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
(a)
Basis of Presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation
(b)
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of Estimates
(c)
Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period. Significant accounting estimates include, but not limited to, fair value of share-based compensation awards. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Commitment and Contingencies
(d)
Commitment and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash and Cash Equivalents
(e)
Cash and Cash Equivalents

Cash and cash equivalents consist of cash at bank and highly liquid investments placed with financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash. The Group’s cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2021	2022
	US$	US$
Financial institutions in the mainland PRC
—Denominated in Chinese Renminbi (“RMB”)	7,134,552	13,639,079
—Denominated in USD	8,073,604	10,013,699
Total cash balances held at mainland PRC financial institutions	15,208,156	23,652,778
Financial institutions in Hong Kong Special Administrative Region (“HK S.A.R.”)
—Denominated in USD	80,904,898	105,481,683
—Denominated in Hong Kong Dollar (“HKD”)	—	158,251
—Denominated in RMB	—	8,896
Total cash and cash equivalents balances held at the HK S.A.R. financial institutions	80,904,898	105,648,830
Financial institutions in UAE
—Denominated in United Arab Emirates Dirham (“AED”)	23,763,838	6,858,066
—Denominated in USD	164,143,913	237,038,304
Total cash and cash equivalents balances held at the UAE financial institutions	187,907,751	243,896,370
Financial institutions in United States
—Denominated in USD	10,176,282	465,475
Total cash balances held at the United States financial institutions	10,176,282	465,475
Financial institutions in Singapore
—Denominated in USD	57,288,515	13,359,499
—Denominated in Singapore Dollar (“SGD”)	—	233,885
Total cash balances held at the Singapore financial institutions	57,288,515	13,593,384
Financial institutions in United Kingdom
—Denominated in USD	—	20,000,000
Total cash equivalents balances held at the United Kingdom financial institutions	—	20,000,000
Total cash and cash equivalents balances held at financial institutions	351,485,602	407,256,837

Term deposits
(f)
Term deposits

Term deposits represent deposits placed with banks with original maturities of more than three months but less than one year. The Group’s term deposits as of December 31, 2022 were denominated in USD and were deposited at a financial institution in United Kingdom.

Investments
(g)
Investments

Equity securities

All equity securities with readily determinable fair values, other than those accounted for under equity method of accounting or those that result in consolidation of the investee, are measured at fair value with changes in the fair value recognized through net income.

Equity securities without readily determinable fair values which do not qualify for net asset value per share (or its equivalent) practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock, are accounted for under the measurement alternative. The carrying values of equity investments without readily determinable fair values are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized through net income. The Group makes assessment of whether an investment is impaired at each reporting date, and recognizes an impairment loss equal to the difference between the carrying value and fair value through net income. No impairment loss was recognized for the year ended December 31, 2021, and impairment loss of US$705,428 was recognized for the year ended December 31, 2022.

Property and Equipment, net
(h)
Property and Equipment, net

Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3 years
Vehicle	4 years
Office furniture	3-5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for the years presented.

Intangible asset, net
(i)
Intangible asset, net

Intangible asset represents domain names purchased and trademarks registered, which are stated at cost on the date of acquisition or registration less accumulated amortization.

Intangible asset is amortized using the straight-line method over the estimated useful lives of the asset, as follows:

Category	Estimated Useful Life
Domain names	3-5 years
Trademarks	10 years

Value Added Taxes
(j)
Value Added Taxes

The Company’s PRC subsidiaries and UAE subsidiaries are subject to value added tax (“VAT”). Revenue from providing services is generally subject to VAT at the rate of 6% for PRC subsidiaries and 5% for UAE subsidiaries, respectively. The Group paid to local tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

Fair Value Measurements
(k)
Fair Value Measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market‑based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three‑level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist cash and cash equivalents, term deposits, short-term investments, long-term investments, accounts payable, accrued expenses and other current liabilities.

The Group measures short-term investments at fair value on a recurring basis. Short-term investments issued by financial institutions, which are valued based on price per unit quoted by financial institutions. They are categorized in Level 1 and Level 2 of the fair value hierarchy.

The Group measures long-term investments at fair value on a nonrecurring basis. Long-term investments are equity securities without readily determinable fair value, which are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer.

As of December 31, 2021 and 2022, the carrying values of other financial instruments approximated to their fair values due to the short maturity of these instruments.

(k)
Fair Value Measurements (continued)

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	Fair value measurement as of December 31, 2021 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2021
	US$	US$	US$	US$
Assets
Short-term investments	—	2,906,344	—	2,906,344

	Fair value measurement as of December 31, 2022 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2022
	US$	US$	US$	US$
Assets
Short-term investments	2,963,052	22,825,252	—	25,788,304

Revenue Recognition
(l)
Revenue Recognition

The Group has adopted ASC 606, Revenue from Contracts with Customers, since its establishment and recognizes revenue when control of the promised services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those services.

All the revenues of the Group were derived from its online social networking and gaming platform, which provides group chatting and games services through mobile applications.

Group chatting service

The Group provides group chatting service to individual users with free access to the basic functions on the platform. It also provides enhanced experience by sales of virtual items and provision of upgrade service on the platform. The Group has the sole discretion in designing the specifications and establishing pricing of virtual items and upgrade service. Individual user purchases virtual items and upgrade service using the Group’s virtual currencies which are in turn acquired through third party payment platforms.

The Group recognizes revenue relating to virtual items at the point-in-time when they are consumed. Upgrade service primarily consists of VIP rights or premium membership in chat rooms over a specified limited service period or the service period the users are registered on the platform. Revenues from the upgrade service with limited service period are recognized ratably over the period the service is made available to the users. Revenues from the upgrade service without any time limits are recognized ratably over the estimated service period of the relevant user groups.

Games service

The Group provides games service to individual users through its mobile game applications. Individual users consume virtual currencies to play a game, purchase virtual items which can be used to enjoy one time privileges in the game, and upgrade service. Each game is completed within several minutes.

The Group charges individual users virtual currencies to play a game, which currently accounts for a small portion of games service revenue. The Group has determined that each of these games represents a distinct performance obligation. The related revenue is recognized over the period of the gameplay which takes several minutes. The Group recognizes revenue relating to virtual items upon consumption. Upgrade service primarily consists of premium rights over the period the users are registered on the platform. Revenues from the upgrade service are recognized ratably over the estimated service period of the relevant user groups.

(l)
Revenue Recognition (continued)

The estimated service period of upgrade services in both the group chatting service and games service is determined based on the expected service period derived from historical users’ behavioral pattern. This estimate is re-assessed on a quarterly basis. Adjustments arising from the changes of estimated period of the users are applied prospectively as such changes are resulted from new information indicating a change in the users’ behavior.

Deferred revenue

Virtual currencies are non-refundable and does not have expiration date. Proceeds received from users’ purchase of virtual currencies are recorded as deferred revenue.

Deferred revenue (a contract liability) is recognized when the Group has an obligation to transfer services to a customer for which the Group has received consideration related to the Group’s group chatting and games services from the customer through mobile applications.

The balance of deferred revenue as of January 1, 2020, 2021, and 2022 was US$6,010,874, US$13,359,827 and US$24,971,203 respectively, which were recognized as revenue for the years ended December 31, 2020, 2021, and 2022, respectively. US$35,147,512 and US$809,973 of the balance of deferred revenue as of December 31, 2022 is expected to be recognized as revenues in 2023 and 2024, respectively.

Cost of Revenues	(m) Cost of Revenues Cost of revenues consists primarily of (i) commission fees paid to third party payment platforms, and (ii) staff cost and expenses related to the operations of the mobile platforms.
Selling and Marketing Expenses
(n)
Selling and Marketing Expenses

Selling and marketing expenses mainly consist of (i) advertising costs and market promotion expenses, and (ii) staff cost, rental and depreciation related to selling and marketing functions. Advertising costs, which consist primarily of online advertisements, are expensed as incurred. The advertising costs were US$12,383,514, US$26,699,326 and US$37,972,955 for the years ended December 31, 2020, 2021 and 2022, respectively.

General and Administrative Expenses
(o)
General and Administrative Expenses

General and administrative expenses mainly consist of (i) staff cost, rental and depreciation related to general and administrative personnel, (ii) professional service fees; and (iii) other corporate expenses.

Technology and Product Development Expenses
(p)
Technology and Product Development Expenses

Technology and product development expenses consist primarily of (i) staff cost, and (ii) related expenses for the employees involved in designing and developing new features for the mobile platforms and self-developed mobile games. All technology and product development expenditures are expensed as incurred.

Government Grants
(q)
Government Grants

Government grants generally consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The eligibility to receive such benefits and amount of financial subsidy to be granted are determined at the discretion of the relevant government authorities.

Government grants are recognized when there are reasonable assurances that the Group will comply with the conditions attach to them and the grants will be received. Government grants for the purpose of giving immediate financial support to the Group with no future related costs or obligation are recognized in the Group’s consolidated statements of comprehensive income when the grants become receivable.

US$99,277, US$1,419,837 and US$322,273 were recognized in government grants for the years ended December 31, 2020, 2021, and 2022, respectively. There were no significant commitment or contingencies for the government subsidies received for the years ended December 31, 2020, 2021 and 2022.

Share-based Compensation
(r)
Share‑based Compensation

The Group periodically grants share-based awards, mainly including share options to eligible employees and management.

The Group recognizes compensation cost for an equity classified award on a tranche-by-tranche basis. The Group’s equity awards granted prior to the Company’s IPO contain both a service condition and a performance condition, i.e. completion of IPO. The Group’s equity awards granted after the Company’s IPO contain service condition. The Group recognized the compensation cost related to options vested cumulatively upon the Group’s completion of the IPO in September 2020 and recognized the remainder over the remaining requisite service period. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

Employee Benefits
(s)
Employee Benefits

The Company’s subsidiaries in PRC participate in a government mandated, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits US$1,008,337, US$3,782,043 and US$6,484,213 were recognized for the years ended December 31, 2020, 2021 and 2022, respectively.

Income Taxes
(t)
Income Taxes

Current income taxes are provided on the basis of income before income taxes for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more‑likely‑than‑not that some portion, or all, of the deferred income tax assets will not be realized.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re‑assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occurs. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2021 and 2022, the Group did not have any unrecognized uncertain tax positions.

Leases
(u)
Leases

The Group leases premise for offices under non-cancellable operating leases. Prior to January 1, 2021, payments made under the operating lease were charged to the consolidated statements of comprehensive income on a straight-line basis over the terms of underlying lease. Leases with escalated rent provisions were recognized on a straight-line basis commencing with the beginning of the lease terms. There were no capital improvement funding, lease concessions or contingent rent in the lease agreements. The Group has no legal or contractual asset retirement obligations at the end of the lease terms.

The Group adopted Accounting Standards Codification Topic 842, Leases (“ASC 842”) as of January 1, 2021, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2021, and has not recast the comparative periods presented in the consolidated financial statements. The adoption of ASC 842 requires the recognition of operating lease right-of-use assets and operating lease liabilities on the balance sheet. The Group elected the package of practical expedients that not to reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any expired or existing leases. The Group also elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases.

The Group used its estimated incremental borrowing rate based on information available at the date of adoption in calculating the present value of its existing lease payments.

The Group determines if an arrangement is a lease at inception. The operating lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease terms. The operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the operating lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Group would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Group recognizes the single lease cost on a straight-line basis over the remaining lease terms for operating leases.

The Group has elected not to recognize operating lease right-of-use assets or operating lease liabilities for leases with an initial term of 12 months or less. Expenses for these leases are recognized on a straight-line basis over the lease term.

Foreign Currency
(v)
Foreign Currency

The Company’s reporting currency is United States Dollars (“US$”). The functional currency of the Company and its subsidiaries incorporated in UAE, HK S.A.R., Singapore and British Virgin Islands is US$. The functional currency of the Company’s PRC subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded in general and administrative expenses in the consolidated statements of comprehensive income.

The financial statements of the Company’s PRC subsidiaries are translated from RMB into US$. Assets and liabilities are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings or deficits generated in the current period are translated into US$ using the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income or loss in the consolidated statements of comprehensive income, and the accumulated foreign currency translation adjustments are recorded in accumulated other comprehensive income (loss) as a component of consolidated statements of changes in equity.

Concentration and risk
(w)
Concentration and risk

The Group’s cost of revenues mainly included commission fees paid to third party payment platforms, among which two third party payment platforms individually represent greater than 10% of the Group’s cost of revenues excluding payroll and welfare and depreciation for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended December 31,
	2020	2021	2022
A	60%	52%	41%
B	19%	25%	20%

Earnings (Loss) per Share
(x)
Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings (loss) per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

The Company’s redeemable convertible preferred shares are participating securities, as they have contractual nonforfeitable right to participate in distributions of earnings. The redeemable convertible preferred shares have no contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to ordinary shares and redeemable convertible preferred shares, whereas any undistributed net loss is allocated to ordinary shares only.

Diluted earnings (loss) per share is calculated by dividing net earnings (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings (loss) per share calculation when inclusion of such share would be anti-dilutive.

Segment Reporting
(y)
Segment Reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s Chief Executive Officer does not segregate the Group’s business by product or service lines. Management has determined that the Group has one operating segment, which is the social networking and entertainment platform.

Geographic Information
(z)
Geographic Information

Long-lived assets consist of property and equipment, operating lease right-of-use assets, intangible asset and other assets. The geographic information for long-lived assets of the Group’s for the years ended December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	US$	US$
Domestic component
UAE	160,233	995,692
Foreign components
Mainland PRC	2,530,193	18,630,833
Cayman Islands	—	1,180,000
Total long-lived assets	2,690,426	20,806,525

Statutory Reserve
(aa)
Statutory Reserve

In accordance with the PRC Company Laws, the PRC subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies. The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation. As of December 31, 2021 and 2022, the statutory reserve of the Company’s PRC subsidiaries was US$920,830 and US$1,699,677, respectively.

UAE Company Laws requires 5% of Yalla Dubai’s annual net profits to be set aside as a statutory reserve. This allocation may be suspended by a shareholders’ decision once the reserve has reached an amount equal to 50% of the share capital of the company. As of December 31, 2021 and 2022, the statutory reserve of Yalla Dubai was US$137,023 and US$137,023, respectively.

Recent Accounting Pronouncements
(bb)
Recent Accounting Pronouncements

There are no recently issued accounting pronouncements that are expected to have a material effect on the Company’s financial position, results of operations or cash flows.